INCOME TAXES (10-Q) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended	2 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 29, 2012 Various state taxing authorities [Member]	Feb. 16, 2012 Senior Secured Notes - 8.25% [Member]	Sep. 29, 2012 Senior Secured Notes - 8.25% [Member]	Dec. 31, 2011 Senior Secured Notes - 8.25% [Member]
INCOME TAXES [Abstract]
Effective income tax rate (in hundredths)			7.00%		0.80%	15.40%	18.90%
Income tax expense (benefit)	$ (89)	$ 466	$ 1,579	$ 1,979	$ 683	$ 5,027	$ (17,966)
Effective tax rate and debt transactions [Abstract]
Interest Rate on debt (in hundredths)										8.25%	8.25%
Debt instrument, face amount									40,000
Proceeds from Issuance of Debt									34,000
Valuation Allowance [Abstract]
Goodwill	18,700		18,700		13,400	13,400
Deferred tax liability related to goodwill	4,400		4,400		3,500	2,900
Tax uncertainties [Abstract]
Increase (Decrease) in tax contingency reserve			400	(6,617)	(6,617)	0	0	1,000
Reversal of tax contingency reserve			600	(6,600)
Other [Abstract]
Unremitted earnings of the companies foreign subsidiary	$ 22,300		$ 22,300		$ 21,600